Provisions for expected credit losses - Impact of changes in credit exposures on the provision for ECL (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Performing - Stage 1
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	$ 29.4
Net increase in credit exposure on the provision for ECL		$ 16.3
Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	60.1	5.1
Non-performing - Stage 3
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	2.2	1.5
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	20.2
Net increase in credit exposure on the provision for ECL		8.3
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	56.5	6.4
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Net decrease in credit exposure on the provision for ECL	$ 2.0	$ 1.3